Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at beginning of the year	$ 2,223	$ 845
Charge to expenses	2,570	1,378
Actual write-off
Balance at end of the year	$ 4,793	$ 2,223